Equity (Details) - shares	Feb. 17, 2023	Jun. 30, 2021
Equity [Line Items]
Ordinary shares issued		14,704,271
Shares of conversion effect	100,000,000
Newco [Member]
Equity [Line Items]
Ordinary shares issued	100,000,000